Supplemental Revenue Information - Summary of Revenue Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Other revenue	$ 1,015	$ 538	$ 2,764	$ 2,706
Total revenue	108,177	63,213	241,636	178,747
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	77,081	62,675	208,791	176,041
Commercial | Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	51,798	42,715	138,672	120,886
Medicare | Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	13,158	7,491	30,149	20,419
Medicaid | Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	980	2,161	4,837	5,697
Attorney | Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	5,046	5,155	18,298	15,186
Workers comp | Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	3,166	2,604	8,642	7,307
Other patient revenue | Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	2,933	$ 2,549	8,193	$ 6,546
Hospital and healthcare providers | Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Service fees - net of allowances and discounts	$ 30,081		$ 30,081